CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss from operations	$ (1,541)	$ (2,054)	$ (11,405)
Less: net loss from discontinued operations	(799)	(1,736)	(5,699)
Net loss from continuing operations	(742)	(318)	(5,706)
Adjustments to reconcile net loss to net cash (used in)/provided by operating activities:
Depreciation and amortization	190
Amortization of operating lease right-of-use assets	25
Share-based compensation (reversal)/expense	14		(972)
Provision for credit losses	19
Deferred taxes	(65)
Loss from disposal of subsidiaries			5,421
Changes in operating assets and liabilities:
Accounts receivable	(29)		(20)
Prepayments and other current assets	(344)	5	278
Inventories	8
Accounts payable	35
Operating lease liabilities	(23)
Accrued expenses and other liabilities	4	48	137
Net cash used in operating activities from continuing operations	(908)	(265)	(862)
Net cash provided by/(used in) operating activities from discontinued operations	1,054	(1,807)	2,077
Net cash provided by/(used in) operating activities	146	(2,072)	1,215
Cash flows from investing activities:
Purchase of property, equipment and software	(5)
Cash acquired from a business combination	152
Net cash used in investing activities from continuing operations	147
Net cash provided by/(used in) investing activities from discontinued operations	(5,419)	(11)	4,981
Net cash provided by/(used in) investing activities	(5,272)	(11)	4,981
Cash flows from financing activities:
Repayment of short-term and long-term borrowings			(33,878)
Loan received from third parties		254
Proceeds from short-term and long-term borrowings	1,550
Repayment of convertible loans			(6,438)
Proceeds from issuance of ordinary shares			4,000
Net cash (used in)/provided by financing activities from continuing operations	1,550	254	(36,316)
Net cash (used in)/provided by financing activities	1,550	254	(36,316)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	144	(203)	(618)
Net decrease in cash, cash equivalents and restricted cash	(3,432)	(2,032)	(30,738)
Cash, cash equivalents and restricted cash at beginning of the year	4,377	6,409	37,147
Cash and cash equivalents at beginning of the year	3,692	5,705	36,207
Restricted cash at beginning of the year			215
Non-current restricted time deposits at beginning of the year	685	704	725
Cash, cash equivalents and restricted cash at end of the year	945	4,377	6,409
Cash and cash equivalents at end of the year	945	3,692	5,705
Non-current restricted time deposits at end of the year		685	704
Less: cash, cash equivalents and restricted cash of discontinued operation at the end of the year		4,372	6,381
Cash, cash equivalents and restricted cash of continuing operation at the end of the year	945	5	28
Supplemental disclosure of cash flow information from continuing operations:
Cash paid for interest and funding cost			220
Non-cash investing and financing activities:
Right-of-use assets obtained in exchange for new operating lease liabilities		$ 543
Derecognition of assets other than cash upon disposal of SCHL Group			13,239
Derecognition of liabilities upon disposal of SCHL Group			18,648
Non-controlling interest recognized as other payable upon disposal of SCHL Group			$ 19,678
Issuance of Class A ordinary shares for business acquisition	$ 2,320